PROMISSORY NOTE RECEIVABLE (Details Narrative) - USD ($)	Apr. 13, 2025	Mar. 25, 2025	Jan. 06, 2025	Oct. 11, 2024	May 02, 2024	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Promissory note receivable balance						$ (0)	$ 623,449
Special Purpose Acquisition Company [Member]
Short-Term Debt [Line Items]
Debt instrument outstanding balance						2,117,929
Cash repaid						678,449
Special Purpose Acquisition Company [Member] | Alpha Vest Acquisition Corp [Member]
Short-Term Debt [Line Items]
Settlement Amount payable						1,272,419
Promissory Note One [Member]
Short-Term Debt [Line Items]
Aggregate value					$ 440,000
Increase in principal amount		$ 935,000
Outstanding balance						0	440,000
Promissory Note Two [Member]
Short-Term Debt [Line Items]
Aggregate value					$ 126,000
Outstanding balance						0	126,000
Promissory Note Three [Member]
Short-Term Debt [Line Items]
Aggregate value				$ 100,000
Increase in principal amount	$ 350,000		$ 200,000
Outstanding balance						$ 0	$ 57,449